Financial Instruments - Maturities of Undiscounted Cash Flows for Financial Liabilities and Off Balance Sheet Commitments (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Other financial liabilities at fair value through profit or loss	£ 803	£ 1,434
Deposits by customers	192,914	193,088
Deposits by banks	33,862	20,973
Repurchase agreements - non trading	11,718	15,848
Debt securities in issue	31,580	43,679
Subordinated liabilities	2,228	2,556
Lease liabilities	134	100
Undiscounted Cash Flow
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	1,066	1,988
Other financial liabilities at fair value through profit or loss	803	1,437
Deposits by customers	192,964	193,193
Deposits by banks	33,963	21,106
Repurchase agreements - non trading	11,718	15,850
Debt securities in issue	32,574	44,991
Subordinated liabilities	3,697	4,061
Lease liabilities	143	112
Total financial liabilities	276,928	282,738
Off-balance sheet commitments given	37,748	43,170
Undiscounted Cash Flow | On demand
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	0	0
Other financial liabilities at fair value through profit or loss	0	0
Deposits by customers	180,907	179,499
Deposits by banks	1,386	2,426
Repurchase agreements - non trading	0	0
Debt securities in issue	0	0
Subordinated liabilities	0	0
Lease liabilities	0	0
Total financial liabilities	182,293	181,925
Off-balance sheet commitments given	20,545	21,055
Undiscounted Cash Flow | Not later than 3 months
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	96	320
Other financial liabilities at fair value through profit or loss	6	1
Deposits by customers	3,706	4,251
Deposits by banks	536	1,894
Repurchase agreements - non trading	11,419	15,350
Debt securities in issue	5,011	5,759
Subordinated liabilities	32	30
Lease liabilities	0	0
Total financial liabilities	20,806	27,605
Off-balance sheet commitments given	5,359	4,493
Undiscounted Cash Flow | Later than 3 months and not later than 1 year
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	61	134
Other financial liabilities at fair value through profit or loss	8	107
Deposits by customers	5,690	5,994
Deposits by banks	57	2,535
Repurchase agreements - non trading	299	500
Debt securities in issue	2,752	11,042
Subordinated liabilities	98	92
Lease liabilities	32	18
Total financial liabilities	8,997	20,422
Off-balance sheet commitments given	5,747	4,983
Undiscounted Cash Flow | Later than 1 year and not later than 5 years
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	392	584
Other financial liabilities at fair value through profit or loss	553	570
Deposits by customers	1,920	2,767
Deposits by banks	31,984	14,044
Repurchase agreements - non trading	0	0
Debt securities in issue	16,754	19,269
Subordinated liabilities	1,547	1,221
Lease liabilities	79	57
Total financial liabilities	53,229	38,512
Off-balance sheet commitments given	5,523	11,493
Undiscounted Cash Flow | Later than five years
Disclosure Of Maturity Analysis For Financial Liabilities [Line Items]
Derivative financial instruments	517	950
Other financial liabilities at fair value through profit or loss	236	759
Deposits by customers	741	682
Deposits by banks	0	207
Repurchase agreements - non trading	0	0
Debt securities in issue	8,057	8,921
Subordinated liabilities	2,020	2,718
Lease liabilities	32	37
Total financial liabilities	11,603	14,274
Off-balance sheet commitments given	£ 574	£ 1,146